Income Taxes (Schedule of Reconciliation between Theoretical Tax Expense (Benefit) on Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income taxes [Abstract]
Profit from continuing operations before income taxes	$ 387,639	$ 879,642	$ (500,447)
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	$ 65,899	$ 149,539	$ 85,076
Increase (decrease) in tax in respect of:
Elimination Of Tax Calculated In Respect Of Group Share In Losses Of Associated Companies	(45,464)	(190,539)	27,353
Different tax rate applicable to subsidiaries operating overseas	6,429	(9,297)	0
Income subject to tax at a different tax rate	116	0	441
Non-deductible expenses	158,811	44,851	1,028
Exempt income	(164,822)	(23,937)	(61,415)
Tax Effect Of Taxes In Respect Of Prior Years	(739)	(361)	1
Tax in respect of foreign dividend	18,447	28,172	0
Share of non-controlling interests in entities transparent for tax purposes	(1,082)	5,528	0
Tax Losses And Other Tax Benefits For Period Regarding Which Deferred Taxes Were Not Recorded	511	95	7,647
Other differences	(126)	274	(727)
Tax expense on income included in the statement of profit and loss	$ 37,980	$ 4,325	$ 4,698